NOTES RECEIVABLE	3 Months Ended
Mar. 31, 2022
Notes Receivable
NOTES RECEIVABLE

8. NOTES RECEIVABLE

	Start Date	Maturity Date	Rate	Principal	Interest	Accretion	Impairment recovery	Total
Note 1(1)	2021-04-21	2022-10-21	0%	$178,223	$-	$3,488	$-	$181,711
Note 2(1)	2021-09-22	2024-09-22	5%	943,544	11,555	6,622	-	961,721
Note 3	2021-11-17	2022-04-26	8%	-	14,795	-	771,260	786,055
Total				$1,121,767	$26,350	$10,110	$771,260	$1,929,487

(1)	These notes are denominated in US dollars and are converted to Canadian dollars at the reporting date.

	Current assets	Non-Current assets
Note 1	$181,711	$-
Note 2	-	961,721
Note 3	786,055	-
	$967,766	$961,721

Note 1 is non-interest bearing and is secured by intellectual property. This note is measured at fair value through profit or loss. The fair value was determined based on the price the company paid for this loan which was the investee’s most recent financing.

Note 2 bears interest at 5%, is unsecured, and contains a conversion feature upon sale of the recipient. This note is measured at fair value through profit or loss. The fair value was determined based on the price the company paid for this convertible loan which was the investee’s most recent financing.

Note 3 was issued pursuant to letter of intent on an acquisition that the Company is no longer pursuing. The loan is interest bearing at 8% and is due April 26, 2022. At December 31, 2021, management determined that it was unlikely that either the loan will be repaid or the Company will receive some other type of return, therefore, the loan was written down to $nil. During the three months ended March 31, 2022, the parties agreed on a repayment plan, with $450,000 to be paid upon execution of the agreement, and the remaining balance to be paid within 90 days of the signed agreement. Subsequent to March 31, 2022 the $450,000 payment was received (note 22).

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For The Three Months Ended March 31, 2022

Expressed in Canadian Dollars (unaudited)